FAS4 P1 07/21

SUPPLEMENT DATED JULY 15, 2021

TO THE PROSPECTUS DATED OCTOBER 1, 2020

OF

FRANKLIN PAYOUT 2023 FUND

(a series of Franklin Fund Allocator Series)

The prospectus is amended as follows:

The following is added to the “Fund Summary” and “Fund Details” sections of the prospectus:

On July 14, 2021, the Board of Trustees of Franklin Fund Allocator Series, on behalf of Franklin Payout 2023 Fund (the “Fund”), approved a proposal to dissolve the Fund.

Please keep this supplement with your prospectus for future reference.